(Loss)/gain on disposals - Cancellation of West Mira (Details) - USD ($) $ in Millions						12 Months Ended
		Mar. 14, 2017	Mar. 13, 2017	Oct. 12, 2015	Sep. 14, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]
Significant Acquisitions and Disposals [Line Items]
Carrying value of newbuild						$ 1,531	$ 1,479	[1]		$ 1,518		$ 1,507		$ 1,496
Receivable from ship-yard	[2]					170	0
(Loss)/gain on disposals	[3]					0	63	[4]	$ (632)
Non-cash impairment						44	563	[4],[5]	$ 232
West Mira
Significant Acquisitions and Disposals [Line Items]
Carrying value of newbuild					$ 315
Pre-delivery installments					170
Redeployed equipment amount					$ 48
West Mira | Subsequent Event
Significant Acquisitions and Disposals [Line Items]
Receivable from ship-yard			$ 170
West Mira | Other non-current assets
Significant Acquisitions and Disposals [Line Items]
Accrued interest related to pre-delivery installment receivable							29
West Mira | Other current assets
Significant Acquisitions and Disposals [Line Items]
Receivable from ship-yard				$ 170
Exploration and Production Equipment | West Mira
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals				$ 80			$ 80
Non-cash impairment						44
Exploration and Production Equipment | West Mira | Loss on impairment of long-lived assets
Significant Acquisitions and Disposals [Line Items]
Non-cash impairment						31
Exploration and Production Equipment | West Mira | Interest income
Significant Acquisitions and Disposals [Line Items]
Non-cash impairment						$ 13
Exploration and Production Equipment | West Mira | Subsequent Event
Significant Acquisitions and Disposals [Line Items]
Cash proceeds from settlement of cancelled construction contract		$ 170	$ 170

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017 and was reclassified from other non-current assets to other current assets. For details on the arbitration process and subsequent settlement, please see Note 5 "(Loss)/gain on disposals" for more information.
[3]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[4]	Refer to Note 39 "Restatement of previously issued financial statements"
[5]	Refer to Note 39 "Restatement of previously issued financial statements"